Unaudited Interim Condensed Consolidated Statements of Shareholders’ Equity - BRL (R$) R$ in Thousands	Share Capital	Capital Reserves	Accumulated Losses	OCI	Attributable to owners of the parent	Non-controlling interests	Total
Balances at Dec. 31, 2024	R$ 283,408	R$ 128,845	R$ (531,872)	R$ (2,968)	R$ (122,587)	R$ 8,873	R$ (113,714)
Capital increase	85,741				85,741		85,741
Distributions to non-controlling interest						(12,326)	(12,326)
Treasury stock	(27)				(27)		(27)
Provision for share-based payment		47			47		47
Disposal of Subsidiary			4,667		4,667	(1,691)	2,976
Other comprehensive loss				(7,487)	(7,487)		(7,487)
Net loss			(60,131)		(60,131)	2,654	(57,477)
Balances at Jun. 30, 2025	369,122	128,892	(587,336)	(10,455)	(99,777)	(2,490)	(102,267)
Balances at Dec. 31, 2024	283,408	128,845	(531,872)	(2,968)	(122,587)	8,873	(113,714)
Balances at Dec. 31, 2025	369,122	128,896	(640,418)	(9,182)	(151,582)	(5,621)	(157,203)
Distributions to non-controlling interest						(5,684)	(5,684)
Other comprehensive loss				594	594		594
Net loss			(17,742)		(17,742)	3,698	(14,044)
Balances at Jun. 30, 2026	R$ 369,122	R$ 128,896	R$ (658,160)	R$ (8,588)	R$ (168,730)	R$ (7,607)	R$ (176,337)